Financial assets and other receivables - Cash and cash equivalents and Restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 102,714	$ 94,852
Current - Non Current restricted cash presented as Cash	28,843	28,323
Total	131,557	123,175	[1]	$ 216,647		$ 184,472
Escrow: Hydro sale
Disclosure of financial assets [line items]
Current - Non Current restricted cash presented as Cash	6,136	5,617
ABL
Disclosure of financial assets [line items]
Current - Non Current restricted cash presented as Cash	22,500	22,500
Others
Disclosure of financial assets [line items]
Current - Non Current restricted cash presented as Cash	$ 207	$ 206

[1]	While in previous periods Ferroglobe presented interest paid as cash flows from operating activities, management deems interest paid as among activities that alter the borrowing structure of the Company and therefore most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements. Previous periods have been restated in order to show interest paid as net cash used in financing activities.